Summary of Significant Accounting Policies - Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability (Details)	Jun. 30, 2025
Expected Term [Member] | First Promissory Note Agreement
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability	0.99
Expected Term [Member] | Second Promissory Note Agreement – First Installment
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability	0.24
Expected Term [Member] | Second Promissory Note Agreement – Second Installment
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability	0.49
Volatility [Member] | First Promissory Note Agreement
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability	43.3
Volatility [Member] | Second Promissory Note Agreement – First Installment
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability	48.09
Volatility [Member] | Second Promissory Note Agreement – Second Installment
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability	41.68
Risk Free Interest Rate [Member] | First Promissory Note Agreement
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability	3.94
Risk Free Interest Rate [Member] | Second Promissory Note Agreement – First Installment
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability	4.09
Risk Free Interest Rate [Member] | Second Promissory Note Agreement – Second Installment
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability	4.08
Dividend Yield [Member] | First Promissory Note Agreement
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability
Dividend Yield [Member] | Second Promissory Note Agreement – First Installment
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability
Dividend Yield [Member] | Second Promissory Note Agreement – Second Installment
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Derivative Liability [Line Items]
Fair Value of Derivative Liability